Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST II /MA/
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen California Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Connecticut Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Massachusetts Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen New Jersey Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen New York Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen California High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen California Intermediate Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst2_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Multistate Trust II

Prospectuses dated June 29, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.